UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07678

American Municipal Income Portfolio Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/07

Date of reporting period: 11/30/06

Schedule of INVESTMENTS November 30, 2006 (unaudited)

American Municipal Income Portfolio

Description of Security	Principal Amount/ Shares	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Municipal Long-Term Securities - 145.0%

Alabama - 0.8%
Camden Industrial Development Board, Weyerhaeuser (AMT), 6.38%, 12/1/24	$650,000	$716,365

Arizona - 6.2%
Douglas Community Housing Revenue, Rancho La Perilla, 6.13%, 7/20/41	990,000	1,039,074
Gilbert Industrial Development Authority, S.W. Student Services (Prerefunded 2/1/09 @ 102), 5.85%, 2/1/19 (b)	1,300,000	1,383,941
Pima County United School District (FGIC), 8.38%, 7/1/13	2,450,000	3,133,722
		5,556,737

California - 15.7%
California Statewide Communities Development Authority Revenue, L.A. Jewish Home, 5.25%, 11/15/23	2,000,000	2,136,720
Golden State Tobacco Settlement (Prerefunded 6/1/13 @ 100), 5.50%, 6/1/33 (b)	1,000,000	1,111,730
Pollution Control Financing Authority, Solid Waste Revenue, Waste Management Incorporated Project, Series A-2 (AMT), 5.40%, 4/1/25	1,000,000	1,073,450
Pollution Control Financing Authority, Solid Waste Revenue, Waste Management Incorporated Project, Series B, (AMT), 5.00%, 7/1/27	500,000	522,490
State General Obligation,
5.00%, 2/1/21	1,500,000	1,592,160
4.50%, 3/1/30	4,870,000	4,935,988
State Public Works, Department of Mental Health - Coalinga, 5.50%, 6/1/19	2,000,000	2,234,800
Ventura County California Area Housing Authority, Multifamily Revenue (AMT), 5.00%, 12/1/22	500,000	517,105
		14,124,443

Colorado - 11.7%
Educational and Cultural Facilities Authority, The Classical Academy (Prerefunded 12/1/11 @ 100), 7.25%, 12/1/30 (b)	2,000,000	2,327,500
Northwest Parkway Public Highway Authority, Zero Coupon Bond (AMBAC), 6.29%, 6/15/29 (c)	5,000,000	1,385,000
State Health Facilities Authority, Covenant Retirement Community, 6.13%, 12/1/33	1,000,000	1,102,010
State Health Facilities Authority, Evangelical Lutheran,
5.00%, 6/1/29	1,000,000	1,043,030
5.90%, 10/1/27	650,000	713,466
State Housing and Financial Authority, Multifamily Housing Project - Class II (AMT), 5.70%, 10/1/42	2,745,000	2,875,003
State Housing and Financial Authority, Solid Waste Revenue, Waste Management Incorporated Project (AMT), 5.70%, 7/1/18	1,000,000	1,113,890
Water Reserve and Power Development Authority, Clean Water Revenue, 5.90%, 9/1/16	25,000	25,296
		10,585,195

Florida - 1.3%
Palm Beach County Facilities Authority, Abbey Delray South, 5.45%, 10/1/15	1,100,000	1,170,224

Georgia - 8.0%
Fulton County Development Authority, Maxon Atlantic Station, (AMT), 5.13%, 3/1/26	700,000	719,138
Municipal Electric Authority (FGIC) (Escrowed to maturity), 6.50%, 1/1/12 (d)	6,000,000	6,501,960
		7,221,098

Illinois - 5.3%
Finance Authority, Friendship Village Schaumburg, 5.38%, 2/15/25	500,000	509,760
Health Facility Authority, Lutheran General Hospital,
7.00%, 4/1/08	540,000	553,273
7.00%, 4/1/14	500,000	591,000
Health Facility Authority, Villa St. Benedict, 6.90%, 11/15/33	600,000	666,060
Rockford Multifamily Housing Revenue, Rivers Edge Apartments (AMT), 5.88%, 1/20/38	1,000,000	1,028,830
State Financial Authority, Clare at Water Tower Project, 6.00%, 5/15/25	650,000	680,043
State Financial Authority, Landing at Plymouth Place Project, 6.00%, 5/15/37	700,000	745,549
		4,774,515

Indiana - 4.9%
Health and Educational Facilities Authority, Clarian Health Partners, 5.00%, 2/15/39	1,300,000	1,357,148
Health Facility Authority, Columbus Hospital (FSA), 7.00%, 8/15/15	2,670,000	3,106,759
		4,463,907

Iowa - 7.1%
Finance Authority, Friendship Haven Project, Series A, 6.13%, 11/15/32	800,000	821,680
Hospital Facilities Authority (Prerefunded 2/15/10 @ 101) 6.75%, 2/15/15 (b)	1,000,000	1,103,170
Sheldon Health Care Facilities, Northwest Iowa Health Center Project, 6.15%, 3/1/16	1,000,000	1,001,920
State Higher Education Loan Authority, Simpson College,
5.00%, 12/1/27	430,000	442,337
5.10%, 12/1/35	290,000	298,358
State Higher Education Loan Authority, Wartburg College, 5.05%, 10/1/24	1,555,000	1,605,118
State Higher Education Loan Authority, Wartburg College (ACA) (Prerefunded 10/1/12 @ 100), 5.50%, 10/1/33 (b)	1,000,000	1,095,850
		6,368,433

Louisiana - 1.1%
Rapides Financial Authority Revenue, CLECO Power LLC Project (AMT), 4.70%, 11/01/2036	1,000,000	1,011,750

Massachusetts - 2.7%
Boston Industrial Development Financing Authority, Crosstown Center Project (AMT), 6.50%, 9/1/35	495,000	514,953
State Development Financing Agency Revenue, Education Facility Academy Pacific Rim A, 5.13%, 6/1/31	1,825,000	1,931,215
		2,446,168

Michigan - 10.7%
Comstock Park Public Schools (FGIC), 7.88%, 5/1/11	3,145,000	3,573,066
Hospital Financing Authority, Daughters of Charity (Escrowed to maturity), 5.25%, 11/1/15 (d)	1,500,000	1,598,670
Kent Hospital Financial Authority, Butterworth Hospital (MBIA), 7.25%, 1/15/13	4,000,000	4,455,240
		9,626,976

Minnesota - 8.8%
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 (b)	900,000	1,032,930
Health Facility Authority, Cuyuna Range Hospital District, 5.50%, 6/1/35	1,000,000	1,025,930
Maplewood Multifamily Revenue, Carefree Cottages II (AMT) (FNMA), 4.80%, 4/15/34	1,000,000	1,017,350
Marshall Health Care Facility, Weiner Medical Center, 6.00%, 11/1/28	500,000	554,805
Minneapolis Health Care System, Allina Health System, 6.00%, 11/15/23	565,000	625,947
St. Paul Housing and Redevelopment Hospital Authority, Health East Project, 5.00%, 11/15/17	1,965,000	2,018,350
State Agriculture and Economic Board, Health Care System, 6.38%, 11/15/29	30,000	32,714
Stillwater Health Care Revenue, Health System Obligation Group, 5.00%, 6/1/35	1,550,000	1,628,399
		7,936,425

Montana - 1.7%
Forsyth Pollution Control, Northwestern Corporation, 4.65%, 8/1/23	1,500,000	1,547,565

Nebraska - 0.7%
Educational Financial Authority, Midland Lutheran College, Series A, 5.60%, 9/15/29	600,000	632,538

Nevada - 0.6%
State Department of Business and Industry, Las Ventanas Retirement Project, 6.00%, 11/15/14	250,000	252,020
6.75%, 11/15/23	250,000	255,787
		507,807

New Hampshire - 0.7%
Health and Education Facility Authority, Speare Memorial Hospital, 5.88%, 7/1/34	600,000	641,658

New Mexico - 2.1%
Mortgage Finance Authority,
6.88%, 1/1/25	785,000	806,085
6.50%, 7/1/25	510,000	522,026
6.75%, 7/1/25	525,000	538,529
		1,866,640

New York - 6.7%
Liberty Development Corporation, Goldman Sachs Headquarters, 5.25%, 10/1/35	2,000,000	2,379,200
New York City, Series B, 5.75%, 8/1/16	1,400,000	1,543,990
New York State Dorm Authority Revenues, 5.00%, 11/1/34	1,000,000	1,054,600
New York Water and Sewer System (Crossover refunded 6/15/10 @ 101), 6.00%, 6/15/33 (b)	380,000	412,619
New York Water and Sewer System (Prerefunded 6/15/10 @ 101), 6.00%, 6/15/33 (b)	620,000	677,114
		6,067,523

North Carolina - 1.5%
State Commission Med Care Health Care Facilities, Pennybyrn at Maryfield, 6.00%, 10/1/23	1,300,000	1,374,711

North Dakota - 2.1%
Fargo Health Systems, Meritcare, 5.63%, 6/1/31	1,750,000	1,868,562

Ohio - 3.7%
Richland County Hospital Facilities, (Prefunded 11/15/10 @ 101) Medcentral Health System,
6.13%, 11/15/16 (b)	670,000	737,308
6.38%, 11/15/30 (b)	665,000	737,625
Richland County Hospital Facilities, Medcentral Health System,
6.13%, 11/15/16	330,000	358,542
6.38%, 11/15/30	335,000	366,075
Toledo - Lucas County Port Authority, Crocker Park Public Improvement Project, 5.25%, 12/1/23	500,000	530,165
Toledo - Lucas County Port Authority, St. Mary Woods Project, Series A, 6.00%, 5/15/24	600,000	614,238
		3,343,953

Oklahoma - 1.2%
Norman Regional Hospital Authority, 5.38%, 9/1/29	1,000,000	1,070,020

Oregon - 4.1%
Gilliam County Waste Management (AMT), 5.25%, 7/1/29	500,000	526,585
State Department of Administrative Services, 5.00%, 9/1/11	3,000,000	3,193,950
		3,720,535

Pennsylvania - 2.3%
Chartiers Valley Industrial and Commercial Development Authority, Friendship Village South, 5.75%, 8/15/20	1,000,000	1,031,160
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care, 6.25%, 2/1/35	1,000,000	1,071,140
		2,102,300

Puerto Rico - 1.2%
Puerto Rico Commonwealth Infrastructure Financing Authority, Series B, 5.00%, 7/1/31	1,000,000	1,063,370

South Carolina - 6.2%
Environmental Improvement Revenue, Georgetown County, International Paper (AMT), 5.55%, 12/1/29	650,000	689,494
Lexington School District, Educational Facilities Corporation Installment, Brookland, Cayce School District, 4.75%, 12/1/31	2,000,000	2,083,860
State Jobs Economic Development Authority, Hospital Facility, Palmetto Health
6.13%, 8/1/23	250,000	280,892
6.38%, 8/1/34	40,000	46,194
State Jobs Economic Development Authority, Hospital Facility, Palmetto Health (Prerefunded 8/1/13 @ 100), 6.38%, 8/1/34 (b)	335,000	389,019
State Public Service Authority, Santee Cooper, 5.00%, 1/1/30	2,000,000	2,154,200
		5,643,659

South Dakota - 5.3%
Deadwood, Certificates of Participation, 5.00%, 11/1/20	1,000,000	1,042,340
Sioux Falls Health Facilities, Dow Rummel Village Project, 6.63%, 11/15/23	620,000	650,200
State Economic Development Finance Authority, Pooled Loan Program, Davis Family (AMT), 6.00%, 4/1/29	1,000,000	1,042,620
State Economic Development Finance Authority, Pooled Loan Program, McEleeg S.D. (AMT), 5.95%, 4/1/24	2,000,000	2,086,880
		4,822,040

Tennessee - 3.1%
Johnson City Health and Education Facilities, Mountain States Health, 7.50%, 7/1/33	1,000,000	1,175,530
Shelby County Health, Education and Housing Facilities, Methodist Healthcare (Prerefunded 9/1/12 @ 100), 6.50%, 9/1/21 (b)	240,000	276,262
Shelby County Health, Education and Housing Facilities, Methodist Healthcare, 6.50%, 9/1/21	410,000	471,947
Sullivan County Health, Education and Housing Facilities, Wellmont Health System Project (Prerefunded 9/1/12 @ 101), 6.25%, 9/1/32 (b)	750,000	849,720
		2,773,459

Texas - 15.2%
Abilene Health Facility Development Revenue, Sears Methodist Retirement, 6.00%, 11/15/29	500,000	513,280
5.88%, 11/15/18	1,150,000	1,177,450
Brazoria County Environmental Authority, Dow Chemical Project (AMT) 5.70%, 5/15/33	500,000	533,000
Brazos River Pollution Control Authority, Texas Utilities (AMT), 7.70%, 4/1/33	500,000	585,805
Brazos River Pollution Control Authority, TXU Energy (AMT), 6.75%, 10/1/38	715,000	807,907
Fort Bend Independent School District (Escrowed to maturity), 5.00%, 2/15/14 (d)	1,000,000	1,090,790
Grand Prairie Independent School District (PSF), 5.85%, 2/15/26	40,000	43,556
Grand Prairie Independent School District (PSF) (Prerefunded 8/15/11 @ 100), 5.85%, 2/15/26 (b)	2,960,000	3,251,264
Housing Finance Development Community Central, Villa De San Antonio, 6.00%, 5/15/25	1,000,000	1,022,600
Houston Health Facilities Development Revenue, Retirement Facility, Buckingham Senior Living, 7.00%, 2/15/26	1,500,000	1,675,590
Sam Rayburn Municipal Power Agency (RAAI), 5.75%, 10/1/21	1,000,000	1,098,960
Tarrant County Cultural Education, Northwest Senior Housing, PJ A Edgemere, 6.00%, 11/15/26	600,000	646,110
Travis County Health Facilities Development Authority, Retirement Facility, Querencia Barton Creek New Project,
5.50%, 11/15/25	200,000	204,680
5.65%, 11/15/35	500,000	515,215
Tyler Health Facility, Mother Frances Hospital, 5.75%, 7/1/27	500,000	537,915
		13,704,122

Washington - 1.1%
Skagit County Public Hospital District, 6.00%, 12/1/23	900,000	987,111

Wyoming - 1.2%
Sweetwater County Solid Waste Disposal Revenue - FMC Corporation Project (AMT), 5.60%, 12/1/35	1,000,000	1,066,960

Total Municipal Long-Term Securities (cost: $122,272,367)		130,806,769

Short-Term Investments - 1.2%
Affiliated Money Market Fund (e) - 1.1%
First American Tax Free Obligations Fund, Class Z	1,001,209	1,001,209

U.S. Treasury Obligation (f) -- 0.1%
U.S. Treasury Bill, 4.85%, 1/11/07	20,000	19,890
U.S. Treasury Bill, 5.06%, 1/11/07	20,000	19,884
U.S. Treasury Bill, 5.10%, 1/11/07	50,000	49,715
		89,489

Total Short-Term Investments (cost: $1,090,698)		1,090,698

Total Investments in Securities (g) - 146.2% (cost: $123,363,065)		131,897,467

Preferred Shares, at Liquidation Value - (48.2)%		(43,500,000)
Other Assets and Liabilities, Net - 2.0%		1,815,161
Total Net Assets - 100.0%		$ 90,212,628

Notes to Schedule of Investments:

(a)
Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Security valuations are performed at least once a week and at the end of each month.

As of November 30, 2006, the fund had no fair valued securities.

(b)

Prerefunded issues are backed by U.S. government obligations. Crossover refunded issues are backed by the credit of the refunding issuer. In both cases, the bonds mature at the date and price indicated.

(c)	For zero-coupon investments, the interest rate shown is the effective yield on the date of purchase.

(d)	Escrowed to maturity issues are typically backed by U.S. government obligations.

(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.

(f)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of November 30, 2006.

(g)

On November 30, 2006, the cost of investments in securities for federal income tax purposes was $123,363,065. There are currently no material differences between federal tax cost and book cost of investments. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

	Gross unrealized appreciation	$8,541,436
	Gross unrealized depreciation	(7,034)
	Net unrealized appreciation	$8,534,402

	ACA - American Capital Access
	AMBAC - American Municipal Bond Assurance Company
	AMT - Alternative Minimum Tax. As of November 30, 2006, the aggregate market value of securities subject to the AMT is $18,449,575, which represents 20.5% of total net assets.
	FGIC - Financial Guaranty Insurance Corporation
	FNMA - Federal National Mortgage Association
	FSA - Financial Security Assurance
	MBIA - Municipal Bond Insurance Association
	PSF - Permanent School Fund
	RAAI - Radian Asset Assurance Inc.

Schedule of Open Futures Contracts
Description	Number of Contracts Sold	Notional Contract Value	Settlement Month	Unrealized Depreciation
U.S. Treasury 10 Year Note Futures	(114)	$(12,447,375)	March 2007	$(65,563)

Item 2—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 19, 2007

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: January 19, 2007